Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	102 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 27, 2016	Dec. 31, 2015	Apr. 28, 2015	Dec. 31, 2014
C000007779 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 24,359	$ 24,359	$ 24,359	$ 24,359	$ 24,359	$ 20,863	$ 16,661	$ 22,688	$ 20,200	$ 15,298	$ 11,964	$ 13,215	$ 11,205		$ 9,661		$ 10,000
Average Annual Return, Percent	16.76%	9.75%			9.31%
C000007782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 24,677	$ 24,677	24,677	24,677	$ 24,677	21,109	16,835	22,891	20,358	15,400	12,028	13,271	11,237		9,674		10,000
Average Annual Return, Percent	16.90%	9.89%			9.45%
C000007782 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	16.89%	9.90%			9.46%
C000007780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 24,674	$ 24,674	24,674	24,674	$ 24,674	21,105	16,833	22,891	20,356	15,396	12,025	13,267	11,233		9,673		10,000
Average Annual Return, Percent	16.91%	9.89%			9.45%
C000007781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,354,228	$ 12,354,228	12,354,228	12,354,228	$ 12,354,228	10,567,017	8,426,252	11,457,982	10,187,860	7,704,636	6,016,821	6,637,694	5,619,450		4,837,967		5,000,000
Average Annual Return, Percent	16.91%	9.90%			9.47%
C000096110 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Account Value	$ 247,352,854	$ 247,352,854	247,352,854	247,352,854	$ 247,352,854	211,530,010	168,666,170	229,336,401	203,896,889	154,184,971	120,395,033	132,807,026	112,425,205		96,767,321		100,000,000
Average Annual Return, Percent	16.94%	9.91%			9.48%
C000170275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Select Shares
Account Value	$ 7,922,858,348	$ 7,922,858,348	$ 7,922,858,348	7,922,858,348	$ 7,922,858,348	6,774,235,879	5,400,211,085	7,341,275,991	6,525,718,808	4,933,766,489	3,851,646,935	4,247,412,241	3,594,227,165	$ 3,000,000,000
Average Annual Return, Percent	16.96%	9.94%	12.09%
C000007791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 24,592.854617	$ 24,592.854617	$ 24,592.854617	24,592.854617	$ 24,592.854617	21,367.576141	18,446.22749	22,718.047992	18,267.64133	15,468.254717	11,820.776406	13,038.546121	10,945.819816		9,854.482135		10,000
Average Annual Return, Percent	15.09%	9.72%			9.42%
C000007794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 24,908	$ 24,908	24,908	24,908	$ 24,908	21,616	18,636	22,917	18,405	15,569	11,881	13,086	10,974		9,866		10,000
Average Annual Return, Percent	15.23%	9.85%			9.56%
C000007794 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	15.28%	9.87%			9.56%
C000007792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 24,892	$ 24,892	24,892	24,892	$ 24,892	21,603	18,627	22,913	18,403	15,564	11,878	13,086	10,973		9,866		10,000
Average Annual Return, Percent	15.22%	9.85%			9.55%
C000007793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,459,174	$ 12,459,174	12,459,174	12,459,174	$ 12,459,174	10,812,162	9,320,956	11,465,550	9,207,215	7,785,280	5,940,946	6,545,902	5,487,225		4,933,382		5,000,000
Average Annual Return, Percent	15.23%	9.86%			9.56%
C000096111 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Account Value	$ 249,447,180	$ 249,447,180	249,447,180	249,447,180	$ 249,447,180	216,446,257	186,597,018	229,482,394	184,275,019	155,814,778	118,889,446	130,955,714	109,787,481		98,696,722		100,000,000
Average Annual Return, Percent	15.25%	9.87%			9.57%
C000007795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 23,585.623536	$ 23,585.623536	23,585.623536	23,585.623536	$ 23,585.623536	20,671.583502	17,510.25118	21,279.0649	18,095.582634	15,211.014713	11,956.666073	13,201.341175	11,370.538294		9,621.912189		10,000
Average Annual Return, Percent	14.10%	9.17%			8.96%
C000007798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 23,873	$ 23,873	23,873	23,873	$ 23,873	20,899	17,680	21,456	18,227	15,306	12,017	13,250	11,399		9,635		10,000
Average Annual Return, Percent	14.23%	9.30%			9.09%
C000007798 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	14.13%	9.29%			9.09%
C000007796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 23,874	$ 23,874	23,874	23,874	$ 23,874	20,899	17,682	21,462	18,229	15,305	12,016	13,250	11,400		9,636		10,000
Average Annual Return, Percent	14.23%	9.30%			9.09%
C000007797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,947,853	$ 11,947,853	11,947,853	11,947,853	$ 11,947,853	10,459,081	8,847,012	10,737,299	9,119,990	7,656,267	6,009,600	6,627,156	5,700,898		4,818,378		5,000,000
Average Annual Return, Percent	14.23%	9.31%			9.10%
C000096112 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Account Value	$ 239,223,634	$ 239,223,634	239,223,634	239,223,634	$ 239,223,634	209,385,759	177,108,334	214,926,660	182,529,187	153,215,861	120,261,169	132,595,357	114,044,268		96,375,231		100,000,000
Average Annual Return, Percent	14.25%	9.32%			9.11%
C000007799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 23,581	$ 23,581	23,581	23,581	$ 23,581	20,267	16,711	23,370	22,135	16,381	12,354	13,115	10,769		9,736		10,000
Average Annual Return, Percent	16.35%	7.56%			8.96%
C000007801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 23,867	$ 23,867	23,867	23,867	$ 23,867	20,489	16,875	23,567	22,294	16,479	12,413	13,160	10,796		9,749		10,000
Average Annual Return, Percent	16.49%	7.69%			9.09%
C000007801 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	16.49%	7.70%			9.09%
C000105304 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 23,862	$ 23,862	23,862	23,862	$ 23,862	20,485	16,873	23,563	22,295	16,478	12,412	13,160	10,795		9,748		10,000
Average Annual Return, Percent	16.49%	7.69%			9.09%
C000007800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,942,305	$ 11,942,305	11,942,305	11,942,305	$ 11,942,305	10,251,213	8,441,167	11,788,034	11,151,917	8,241,475	6,207,152	6,581,700	5,397,362		4,873,972		5,000,000
Average Annual Return, Percent	16.50%	7.70%			9.10%
C000007802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 22,701	$ 22,701	22,701	22,701	$ 22,701	20,223	17,455	19,273	15,062	14,247	11,619	13,255	11,870		9,522		10,000
Average Annual Return, Percent	12.25%	9.77%			8.54%
C000007804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 22,971	$ 22,971	22,971	22,971	$ 22,971	20,439	17,619	19,424	15,166	14,332	11,675	13,300	11,897		9,533		10,000
Average Annual Return, Percent	12.39%	9.89%			8.67%
C000007804 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	12.30%	9.89%			8.67%
C000105305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 22,972	$ 22,972	22,972	22,972	$ 22,972	20,439	17,622	19,431	15,170	14,332	11,674	13,301	11,897		9,535		10,000
Average Annual Return, Percent	12.39%	9.90%			8.67%
C000007803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,496,908	$ 11,496,908	11,496,908	11,496,908	$ 11,496,908	10,227,572	8,817,264	9,722,516	7,589,325	7,169,067	5,837,586	6,650,889	5,948,867		4,766,694		5,000,000
Average Annual Return, Percent	12.41%	9.91%			8.68%
C000007805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 32,115	$ 32,115	32,115	32,115	$ 32,115	25,982	20,639	25,671	20,441	16,911	12,944	13,662	11,286		10,029		10,000
Average Annual Return, Percent	23.61%	13.69%			12.38%
C000007808 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 32,467	$ 32,467	32,467	32,467	$ 32,467	26,236	20,818	25,861	20,571	17,008	13,003	13,706	11,312		10,040		10,000
Average Annual Return, Percent	23.75%	13.80%			12.50%
C000007808 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	23.71%	13.81%			12.50%
C000007806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 32,443	$ 32,443	32,443	32,443	$ 32,443	26,218	20,807	25,855	20,567	16,999	12,996	13,704	11,310		10,039		10,000
Average Annual Return, Percent	23.74%	13.80%			12.49%
C000007807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 16,238,514	$ 16,238,514	16,238,514	16,238,514	$ 16,238,514	13,121,899	10,412,938	12,937,405	10,289,572	8,503,870	6,500,745	6,854,596	5,657,003		5,020,751		5,000,000
Average Annual Return, Percent	23.75%	13.81%			12.50%
C000155407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Account Value	$ 313,162,772	$ 313,162,772	313,162,772	$ 313,162,772	$ 313,162,772	253,032,145	200,765,383	249,417,465	198,364,372	163,915,343	125,298,033	132,101,063	108,998,825		96,724,672	$ 100,000,000
Average Annual Return, Percent	23.76%	13.82%		12.52%
C000170276 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Select Shares
Account Value	$ 16,424,262,156	$ 16,424,262,156	$ 16,424,262,156	$ 16,424,262,156	16,424,262,156	13,269,271,037	10,527,155,619	13,077,055,618	10,399,307,532	8,592,519,603	6,567,400,149	6,923,387,720	5,712,244,861	5,000,000,000
Average Annual Return, Percent	23.78%	13.83%	15.00%
C000034427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 26,564.455548	$ 26,564.455548	$ 26,564.455548	26,564.455548	$ 26,564.455548	22,846.561392	18,575.357393	26,136.389873	21,722.372969	16,171.998465	12,093.873627	12,830.890424	10,541.508456		9,887.141876		10,000
Average Annual Return, Percent	16.27%	10.44%			10.26%
C000034428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 26,887.259785	$ 26,887.259785	26,887.259785	26,887.259785	$ 26,887.259785	23,096.680061	18,756.303467	26,357.399605	21,878.089944	16,271.547655	12,155.224975	12,876.19324	10,568.937299		9,900.30143099999		10,000
Average Annual Return, Percent	16.41%	10.57%			10.40%
C000034428 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	16.30%	10.56%			10.39%
C000105306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 26,889.252828	$ 26,889.252828	26,889.252828	26,889.252828	$ 26,889.252828	23,099.198811	18,759.039613	26,362.344894	21,881.911019	16,271.729124	12,156.130418	12,877.908249	10,570.491178		9,902.151893		10,000
Average Annual Return, Percent	16.41%	10.57%			10.40%
C000034429 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 22,331	$ 22,331	22,331	22,331	$ 22,331	19,607	17,885	19,441	15,118	14,760	11,547	13,201	11,291		9,809		10,000
Average Annual Return, Percent	13.89%	8.63%			8.37%
C000034430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 22,596	$ 22,596	22,596	22,596	$ 22,596	19,816	18,052	19,596	15,222	14,852	11,604	13,248	11,318		9,820		10,000
Average Annual Return, Percent	14.03%	8.76%			8.49%
C000034430 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	14.00%	8.76%			8.49%
C000105307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 22,601	$ 22,601	22,601	22,601	$ 22,601	19,820	18,057	19,606	15,227	14,849	11,602	13,248	11,318		9,820		10,000
Average Annual Return, Percent	14.03%	8.76%			8.50%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	$ 32,405	$ 32,405	$ 32,405	$ 32,405	26,160	20,752	25,788	20,523	16,990	12,979	13,705	11,312	3,000,000,000	10,044	100,000,000	10,000
Average Annual Return, Percent	23.88%	13.78%	14.95%	12.48%	12.48%
S And P Completion Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Completion Index
Account Value	$ 24,403	$ 24,403	$ 24,403	$ 24,403	$ 24,403	20,878	16,706	22,742	20,242	15,315	11,970	13,237	11,207	3,000,000,000	9,665		10,000
Average Annual Return, Percent	16.88%	9.77%	11.91%		9.33%
CRSP US Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mid Cap Index
Account Value	$ 24,951.008232	$ 24,951.008232	$ 24,951.008232	24,951.008232	$ 24,951.008232	21,649.263789	18,666.582199	22,955.713455	18,434.712897	15,590.342089	11,892.909639	13,101.323137	10,982.24863		9,872.111774		10,000
Average Annual Return, Percent	15.25%	9.86%			9.57%
CRSP US Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Small Cap Index
Account Value	$ 23,805.11534	$ 23,805.11534	23,805.11534	23,805.11534	$ 23,805.11534	20,842.004669	17,649.724935	21,429.811274	18,205.042355	15,288.966806	12,005.513602	13,240.452405	11,390.979456		9,631.92367		10,000
Average Annual Return, Percent	14.22%	9.26%			9.06%
CRSP US Small Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Small Cap Growth Index
Account Value	$ 23,786	$ 23,786	23,786	23,786	$ 23,786	20,421	16,838	23,528	22,258	16,444	12,388	13,134	10,775		9,740		10,000
Average Annual Return, Percent	16.48%	7.66%			9.05%
CRSP US Small Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Small Cap Value Index
Account Value	$ 22,970	$ 22,970	22,970	22,970	$ 22,970	20,432	17,627	19,428	15,161	14,336	11,678	13,311	11,903		9,536		10,000
Average Annual Return, Percent	12.42%	9.89%			8.67%
CRSP US Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Total Market Index
Account Value	$ 32,483	$ 32,483	$ 32,483	$ 32,483	$ 32,483	26,244	20,832	25,877	20,582	17,011	13,002	13,710	11,313	$ 5,000,000,000	10,040	$ 100,000,000	10,000
Average Annual Return, Percent	23.77%	13.81%	14.98%	12.51%	12.50%
CRSP US Mid Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mid Cap Growth Index
Account Value	$ 27,015.766903	$ 27,015.766903	$ 27,015.766903	$ 27,015.766903	$ 27,015.766903	23,194.177765	18,825.840183	26,451.683441	21,949.820923	16,311.95958	12,179.495728	12,897.462142	10,578.216117		9,906.764271		10,000
Average Annual Return, Percent	16.48%	10.62%			10.45%
CRSP US Mid Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mid Cap Value Index
Account Value	$ 22,667	$ 22,667	$ 22,667	$ 22,667	$ 22,667	$ 19,875	$ 18,104	$ 19,644	$ 15,248	$ 14,877	$ 11,617	$ 13,265	$ 11,326		$ 9,825		$ 10,000
Average Annual Return, Percent	14.05%	8.79%			8.53%